Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6. Commitments and Contingencies

Legal Proceedings
The Company is subject to certain asserted claims arising in the ordinary course of business. The Company intends to vigorously assert its rights and defend itself in any litigation that may arise from such claims. While the ultimate outcome of these matters could affect the results of operations of any one year, and while there can be no assurance with respect thereto, management believes that after final disposition, any financial impact to the Company would not be material to its consolidated financial position, results of operations, or cash flows.

NOTE 12 - COMMITMENTS AND CONTINGENCIES

In January 2013, the Company signed a shipbuilding contract for the construction of four Ice Class 1A panamax vessels at $32,600,000 each, at which time deposits of $6,520,000 were placed for each of the first two vessels, which are expected to be delivered in the fourth quarter of 2014 and the first quarter of 2015. In February 2013 the Company placed a deposit of $6,520,000 on the third vessel, which is expected to be delivered in the first quarter of 2015. In June 2013, the Company placed a deposit of $6,520,000 on the fourth vessel, which is expected to be delivered in the first quarter of 2016. The second installments of 10% of the purchase price become due and payable upon keel-laying of the vessel. The third installments of 10% are due and payable upon launching of the vessels and the balance is due upon delivery of the vessels. The Company expects to finance these payments with commercial financing.

In December 2013, the Company entered into shipbuilding contracts for the construction of two ultramax vessels for $28,950,000 each, at which time deposits of $2,895,000 were placed by two wholly-owned subsidiaries of the newly formed Nordic Bulk Ventures Holding Company Ltd. (“BVH”). The second installments of 5% are due and payable on December 2, 2014. The third installments of 5% are due and payable upon keel laying of the vessels. The fourth installments of 10% are due and payable upon launching of the vessels and the balance is due upon delivery of the vessels. The Company expects to finance these payments with commercial financing.

In November 2013, the Company signed memoranda of agreements to purchase the m/v Nordic Bothnia (“Bothnia”) and the m/v Nordic Barents (“Barents”) for a total of $15,000,000. Deposits of $750,000 were made for each vessel, and the balance of $13,500,000 was paid on delivery. In conjunction with the purchase, NBC entered into a secured Term Loan Facility of $13,000,000 in two tranches of $6,500,000 which were drawn in conjunction with the delivery of the vessels from the seller. The Bothnia was delivered to the Company on January 23, 2014 and the Barents was delivered to the Company on March 7, 2014.

The Company is subject to certain asserted claims arising in the ordinary course of business. The Company intends to vigorously assert its rights and defend itself in any litigation that may arise from such claims. While the ultimate outcome of these matters could affect the results of operations of any one year, and while there can be no assurance with respect thereto, management believes that after final disposition, any financial impact to the Company would not be material to its consolidated financial position, results of operations, or cash flows.